UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-21327

Dreyfus Manager Funds II
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Janette E. Farragher, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	11/30
Date of reporting period:	02/28/13

FORM N-Q

Item 1.                        Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Balanced Opportunity Fund
February 28, 2013 (Unaudited)

	Coupon	Maturity	Principal
Bonds and Notes--29.2%	Rate (%)	Date	Amount ($)		Value ($)
Asset-Backed Ctfs./Auto Receivables--1.5%
Ally Auto Receivables Trust,
Ser. 2010-1, Cl. B	3.29	3/15/15	315,000	a	322,258
Americredit Automobile Receivables
Trust, Ser. 2010-3, Cl. B	2.04	9/8/15	230,000		232,631
Americredit Automobile Receivables
Trust, Ser. 2010-1, Cl. C	5.19	8/17/15	275,000		285,104
CarMax Auto Owner Trust,
Ser. 2010-1, Cl. B	3.75	12/15/15	75,000		77,319
Chrysler Financial Auto
Securitization Trust,
Ser. 2010-A, Cl. D	3.52	8/8/16	165,000		165,399
Ford Credit Auto Owner Trust,
Ser. 2010-A, Cl. C	3.22	3/15/16	310,000		321,076
Santander Drive Auto Receivables
Trust, Ser. 2012-4, Cl. B	1.83	3/15/17	540,000		548,972
Santander Drive Auto Receivables
Trust, Ser. 2012-6, Cl. C	1.94	3/15/18	480,000		487,171
Santander Drive Auto Receivables
Trust, Ser. 2010-3, Cl. B	2.05	5/15/15	82,280		82,659
Santander Drive Auto Receivables
Trust, Ser. 2010-2, Cl. B	2.24	12/15/14	90,344		90,802
Santander Drive Auto Receivables
Trust, Ser. 2012-3, Cl. C	3.01	4/16/18	320,000		332,916
Santander Drive Auto Receivables
Trust, Ser. 2010-B, Cl. C	3.02	10/17/16	330,000	a	335,726
Santander Drive Auto Receivables
Trust, Ser. 2011-1, Cl. C	3.11	5/16/16	435,000		448,660
					3,730,693
Asset-Backed Ctfs./Equipment--.2%
CNH Equipment Trust,

Ser. 2010-B, Cl. B	3.12	2/15/17	395,000		403,533
Asset-Backed Ctfs./Home Equity Loans--.0%
Ameriquest Mortgage Securities,
Ser. 2003-11, Cl. AF6	5.53	12/25/33	72,818	b	74,422
Commercial Mortgage Pass-Through Ctfs.--1.6%
American Tower Trust,
Ser. 2007-1A, Cl. AFX	5.42	4/15/37	225,000	a	229,160
Banc of America Merrill Lynch
Commercial Mortgage,
Ser. 2004-6, Cl. A5	4.81	12/10/42	575,000		608,290
Bear Stearns Commercial Mortgage
Securities Trust, Ser. 2006-T22,
Cl. A4	5.58	4/12/38	275,000	b	309,121
Bear Stearns Commercial Mortgage
Securities Trust, Ser. 2007-PW17,
Cl. AAB	5.70	6/11/50	252,685		264,687
Bear Stearns Commercial Mortgage
Securities Trust, Ser. 2007-T28,
Cl. A4	5.74	9/11/42	175,000	b	206,067
Citigroup Commercial Mortgage
Trust, Ser. 2012-GC8, Cl. A4	3.02	9/10/45	330,000		340,755
GS Mortgage Securities Corporation
II Trust, Ser. 2007-EOP, Cl. E	2.48	3/6/20	560,000	a,b	563,663
JP Morgan Chase Commercial
Mortgage Securities Trust,
Ser. 2011-C3, Cl. A4	4.72	2/15/46	445,000	a	519,350
JP Morgan Chase Commercial
Mortgage Securities Trust,
Ser. 2006-CB14, Cl. ASB	5.51	12/12/44	72,536	b	76,544
JP Morgan Chase Commercial
Mortgage Securities Trust,
Ser. 2009-IWST, Cl. C	7.45	12/5/27	435,000	a,b	541,023
TIAA Seasoned Commercial Mortgage
Trust, Ser. 2007-C4, Cl. A3	5.54	8/15/39	366,360	b	385,554
Wachovia Bank Commercial Mortgage
Trust, Ser. 2005-C16, Cl. A2	4.38	10/15/41	2,622		2,622
					4,046,836

Consumer Discretionary--1.6%
AutoZone,
Sr. Unscd. Notes	3.70	4/15/22	165,000		170,510
Comcast,
Gtd. Notes	6.50	11/15/35	135,000		173,977
Cox Communications,
Sr. Unscd. Notes	6.25	6/1/18	355,000	a	433,093
CVS Pass-Through Trust,
Pass Thru Certificates Notes	8.35	7/10/31	550,494	a	745,363
Daimler Finance,
Gtd. Notes	1.25	1/11/16	345,000	a	346,031
Ford Motor Credit,
Sr. Unscd. Notes	4.21	4/15/16	265,000		282,113
Harley-Davidson Funding,
Gtd. Notes	5.75	12/15/14	475,000	a	515,241
Kohl's,
Sr. Unscd. Notes	4.00	11/1/21	110,000		112,261
NBCUniversal Media,
Sr. Unscd. Notes	5.15	4/30/20	240,000		285,338
News America,
Gtd. Notes	6.65	11/15/37	175,000		218,485
Staples,
Sr. Unscd. Notes	2.75	1/12/18	395,000		397,517
Time Warner
Gtd. Debs.	6.10	7/15/40	75,000		88,060
Time Warner,
Gtd. Notes	3.40	6/15/22	225,000		230,893
Time Warner,
Gtd. Notes	5.88	11/15/16	76,000		88,701
					4,087,583
Consumer Staples--.6%
Altria Group,
Gtd. Notes	4.25	8/9/42	90,000		86,305
Altria Group,
Gtd. Notes	10.20	2/6/39	60,000		102,017
ConAgra Foods,
Sr. Unscd. Notes	1.90	1/25/18	425,000		430,429

Mondelez International,
Sr. Unscd. Notes	6.88	2/1/38	180,000		243,197
SABMiller Holdings,
Gtd. Notes	4.95	1/15/42	200,000	a	223,037
Walgreen,
Sr. Unscd. Notes	1.00	3/13/15	330,000		331,136
					1,416,121
Energy--.8%
Enterprise Products Operating,
Gtd. Notes	4.45	2/15/43	110,000		107,277
Enterprise Products Operating,
Gtd. Notes, Ser. N	6.50	1/31/19	205,000		255,121
EQT,
Sr. Unscd. Notes	8.13	6/1/19	225,000		280,323
Hess,
Sr. Unscd. Notes	5.60	2/15/41	105,000		111,907
Kinder Morgan Energy Partners,
Sr. Unscd. Notes	6.55	9/15/40	205,000		251,411
Pemex Project Funding Master
Trust, Gtd. Bonds	6.63	6/15/35	405,000		488,025
Petrobras International Finance,
Gtd. Notes	5.38	1/27/21	170,000		186,437
Williams Partners,
Sr. Unscd. Notes	3.35	8/15/22	285,000		283,785
Williams Partners,
Sr. Unscd. Notes	6.30	4/15/40	60,000		71,175
					2,035,461
Financial--3.5%
ACE INA Holdings,
Gtd. Notes	5.80	3/15/18	45,000		54,906
Allstate,
Sr. Unscd. Debs.	6.75	5/15/18	220,000		274,050
AON,
Gtd. Notes	3.50	9/30/15	165,000		173,872
Bank of America,
Sr. Unscd. Notes	5.63	7/1/20	570,000		667,965
Bank of America,

Sr. Unscd. Notes	5.70	1/24/22	445,000		527,299
Capital One Bank USA,
Sub. Notes	3.38	2/15/23	300,000		302,458
Cincinnati Financial,
Sr. Unscd. Notes	6.13	11/1/34	169,000		189,796
Citigroup,
Sr. Unscd. Notes	4.50	1/14/22	605,000	c	674,468
Citigroup,
Sr. Unscd. Notes	6.13	5/15/18	230,000		275,487
ERAC USA Finance,
Gtd. Notes	7.00	10/15/37	210,000	a	268,612
Genworth Financial,
Sr. Unscd. Notes	7.20	2/15/21	65,000		74,690
Genworth Financial,
Sr. Unscd. Notes	7.70	6/15/20	95,000		111,502
Goldman Sachs Group,
Sr. Unscd. Notes	5.25	7/27/21	230,000		262,227
Goldman Sachs Group,
Sr. Unscd. Notes	5.75	1/24/22	125,000		146,910
Health Care REIT,
Sr. Unscd. Notes	5.13	3/15/43	235,000		233,206
HSBC Holdings,
Sr. Unscd. Notes	4.00	3/30/22	295,000		318,194
JPMorgan Chase & Co.,
Sr. Unscd. Notes	4.50	1/24/22	420,000		468,360
Lincoln National,
Sr. Unscd. Notes	8.75	7/1/19	205,000		277,666
MetLife,
Sr. Unscd. Notes	7.72	2/15/19	180,000		235,317
Morgan Stanley,
Sr. Unscd. Notes	3.80	4/29/16	100,000		106,245
Morgan Stanley,
Sr. Unscd. Notes	5.50	1/26/20	105,000		119,666
Morgan Stanley,
Sr. Unscd. Notes	5.50	7/28/21	225,000		258,671
Pacific LifeCorp,
Sr. Unscd. Notes	5.13	1/30/43	150,000	a	147,331
PNC Bank,

Sub. Notes	6.88	4/1/18	250,000		311,552
Principal Financial Group,
Gtd. Notes	8.88	5/15/19	205,000		278,470
Prudential Financial,
Notes	5.38	6/21/20	410,000		484,152
Prudential Financial,
Sr. Unscd. Notes	6.20	11/15/40	380,000		464,829
Rabobank Nederland,
Bank Gtd. Notes	3.95	11/9/22	250,000		254,566
Royal Bank of Scotland Group,
Sr. Unscd. Notes	2.55	9/18/15	225,000		231,749
Santander US Debt,
Bank Gtd. Notes	3.72	1/20/15	400,000	a	406,234
US Bancorp,
Sub. Notes	2.95	7/15/22	250,000		249,731
WEA Finance,
Gtd. Notes	7.13	4/15/18	75,000	a	92,856
					8,943,037
Foreign/Governmental--.2%
Korea Finance,
Sr. Unscd. Notes	2.25	8/7/17	280,000		286,607
Province of Quebec Canada,
Sr. Unscd. Notes	4.60	5/26/15	85,000		92,785
Republic of Korea,
Sr. Unscd. Notes	7.13	4/16/19	100,000		130,192
					509,584
Health Care--.1%
Actavis,
Sr. Unscd. Notes	4.63	10/1/42	100,000		101,313
WellPoint,
Sr. Unscd. Notes	1.25	9/10/15	260,000		262,173
					363,486
Industrial--.7%
General Electric Capital,
Sr. Unscd. Notes	2.30	4/27/17	495,000		513,340
General Electric Capital,
Sr. Unscd. Notes	6.88	1/10/39	295,000		390,243

Hutchison Whampoa International
(12) (II), Gtd. Notes	2.00	11/8/17	300,000	a	302,056
Willis North America,
Gtd. Notes	6.20	3/28/17	215,000		245,581
Willis North America,
Gtd. Notes	7.00	9/29/19	245,000		292,273
					1,743,493
Information Technology--.3%
BBVA US Senior,
Bank Gtd. Notes	4.66	10/9/15	365,000		378,442
Hewlett-Packard,
Sr. Unscd. Notes	4.30	6/1/21	70,000		70,174
Xerox,
Sr. Unscd. Notes	5.63	12/15/19	185,000		209,996
					658,612
Materials--.3%
Dow Chemical,
Sr. Unscd. Notes	4.13	11/15/21	210,000		227,295
Teck Resources,
Gtd. Notes	6.25	7/15/41	65,000		72,328
Vale Overseas,
Gtd. Notes	4.38	1/11/22	215,000		224,824
Vale,
Sr. Unscd. Notes	5.63	9/11/42	185,000		192,925
					717,372
Municipal Bonds--.2%
Los Angeles Department of Water
and Power, Revenue (Build
America Bonds)	5.72	7/1/39	120,000		148,897
Metropolitan Transportation
Authority, Dedicated Tax Fund
Revenue (Build America Bonds)	6.09	11/15/40	10,000		12,763
Metropolitan Transportation
Authority, Revenue (Build
America Bonds)	6.55	11/15/31	225,000		290,023
New York City,
GO (Build America Bonds)	5.99	12/1/36	135,000		168,900

					620,583
Real Estate--.4%
Duke Realty,
Sr. Unscd. Notes	8.25	8/15/19	155,000		202,072
Federal Realty Investment Trust,
Sr. Unscd. Bonds	5.65	6/1/16	260,000		293,778
Healthcare Realty Trust,
Sr. Unscd. Notes	5.13	4/1/14	255,000		265,313
Regency Centers,
Gtd. Notes	5.88	6/15/17	205,000		236,251
					997,414
Residential Mortgage Pass-Through Ctfs.--.0%
Credit Suisse First Boston
Mortgage Securities,
Ser. 2005-6, Cl. 1A2	0.47	7/25/35	98,964	b	83,100
Telecommunications--.4%
Cellco Partnership/Verizon
Wireless Capital, Sr. Unscd.
Notes	8.50	11/15/18	150,000		203,312
Telecom Italia Capital,
Gtd. Notes	7.20	7/18/36	345,000		348,450
Telefonica Emisiones,
Gtd. Notes	5.46	2/16/21	560,000		591,765
					1,143,527
U.S. Government Agencies--2.7%
Federal Home Loan Mortgage Corp.,
Notes	4.88	6/13/18	855,000	c,d	1,025,858
Federal National Mortgage
Association, Notes	0.88	12/20/17	2,305,000	c,d	2,310,202
Federal National Mortgage
Association, Notes	1.55	10/29/19	745,000	d	745,534
Federal National Mortgage
Association, Notes	1.55	10/29/19	765,000	d	765,598
Federal National Mortgage
Association, Notes	1.63	10/26/15	495,000	d	511,151
Federal National Mortgage
Association, Notes	1.70	10/4/19	770,000	d	770,894

Federal National Mortgage
Association, Notes	1.70	11/13/19	740,000	d	741,107
					6,870,344
U.S. Government Agencies/Mortgage-Backed--7.4%
Federal Home Loan Mortgage Corp.:
3.50%, 12/1/41 - 3/1/42			2,063,378	d	2,191,252
5.00%, 4/1/39			960,979	d	1,073,272
5.50%, 4/1/22 - 1/1/36			654,128	d	710,566
Federal National Mortgage Association:
3.00%, 5/1/42 - 10/1/42			3,398,994	d	3,524,383
3.50%, 12/1/41 - 8/1/42			3,699,687	d	3,934,663
4.00%, 1/1/41 - 12/1/41			4,170,981	d	4,468,093
4.50%, 2/1/39			211,863	d	228,091
5.00%, 8/1/20 - 7/1/39			1,557,943	d	1,715,624
5.50%, 9/1/34 - 5/1/40			486,171	d	543,664
6.00%, 10/1/37 - 5/1/39			360,259	d	399,009
8.00%, 3/1/30			135	d	139
Government National Mortgage Association I;
5.50%, 4/15/33			70,448		78,603
					18,867,359
U.S. Government Securities--6.0%
U.S. Treasury Bonds:
3.88%, 8/15/40			1,790,000	c	2,082,273
4.63%, 2/15/40			80,000	c	104,738
6.50%, 11/15/26			240,000		358,087
U.S. Treasury Notes:
0.13%, 7/31/14			1,540,000	c	1,538,437
0.75%, 3/31/13			3,970,000		3,972,636
1.75%, 4/15/13			385,000		385,827
1.75%, 5/31/16			3,460,000		3,610,835
2.13%, 5/31/15			1,110,000	c	1,156,222
2.38%, 7/31/17			1,490,000		1,602,797
3.13%, 4/30/13			485,000		487,482
					15,299,334
Utilities--.7%
Duke Energy Carolinas,
First Mortgage Bonds	5.25	1/15/18	95,000		112,733

Enel Finance International,
Gtd. Notes	6.25	9/15/17	345,000	a	385,980
Exelon Generation,
Sr. Unscd. Notes	6.25	10/1/39	315,000		368,250
Iberdrola International,
Gtd. Notes	6.75	7/15/36	205,000		224,630
Nevada Power,
Mortgage Notes	6.50	8/1/18	90,000		112,605
NiSource Finance,
Gtd. Notes	6.40	3/15/18	230,000		276,382
Sempra Energy,
Sr. Unscd. Notes	6.50	6/1/16	215,000		251,440
Sierra Pacific Power,
Mortgage Notes, Ser. P	6.75	7/1/37	25,000		33,796
					1,765,816
Total Bonds and Notes
(cost $71,573,356)					74,377,710

Common Stocks--69.7%			Shares		Value ($)
Consumer Discretionary--8.4%
AMC Networks, Cl. A			6,410	e	367,934
American Eagle Outfitters			25,720		531,890
Cabela's			7,670	e	388,025
Carnival			45,073		1,612,261
CBS, Cl. B			15,330	c	665,169
Delphi Automotive			12,850		537,772
Foot Locker			10,840		370,620
General Motors			24,640	e	668,976
Johnson Controls			32,110		1,010,502
Lowe's			13,770		525,325
Macy's			20,050		824,055
Newell Rubbermaid			61,220		1,428,875
News Corp., Cl. A			46,500		1,339,200
NIKE, Cl. B			14,510		790,215
Omnicom Group			17,340		997,570
PVH			8,510		1,036,944
Starbucks			14,030		769,125

Time Warner	31,796		1,690,593
Viacom, Cl. B	25,240		1,475,530
Wal-Mart Stores	16,780		1,187,688
Walt Disney	59,180		3,230,636
			21,448,905
Consumer Staples--6.1%
Avon Products	30,700		600,185
Beam	18,710		1,141,871
Coca-Cola Enterprises	29,310		1,048,712
ConAgra Foods	72,650		2,478,091
CVS Caremark	37,971		1,941,078
Dean Foods	60,340	e	1,001,644
Kraft Foods Group	19,600		950,012
PepsiCo	25,760		1,951,835
Philip Morris International	33,740		3,095,645
Unilever, ADR	34,970		1,393,555
			15,602,628
Energy--8.2%
Anadarko Petroleum	31,530		2,509,157
Cameron International	31,549	e	2,010,302
Chevron	21,764		2,549,653
Ensco, Cl. A	10,520		632,673
EOG Resources	19,410		2,440,031
Hess	22,840		1,518,860
National Oilwell Varco	10,900		742,617
Occidental Petroleum	32,460		2,672,432
Phillips 66	16,270		1,024,359
Schlumberger	23,410		1,822,469
TransCanada	16,930		787,414
Valero Energy	50,630		2,308,222
			21,018,189
Exchange-Traded Funds--.6%
iShares Russell 1000 Value Index
Fund	589,761		590,901
SPDR S&P 500 ETF Trust	957,614		955,143
			1,546,044
Financial--15.8%

Affiliated Managers Group	6,546	e	957,222
American Express	18,930		1,176,499
American International Group	60,120	e	2,285,161
American Tower	5,130	f	398,088
Ameriprise Financial	35,540		2,439,110
Aon	13,500		824,715
Bank of America	285,040		3,200,999
Capital One Financial	16,820		858,325
CBRE Group, Cl. A	28,810	e	696,338
Chubb	30,720		2,581,402
Citigroup	53,033		2,225,795
Comerica	33,910		1,165,826
Discover Financial Services	11,540		444,636
Fifth Third Bancorp	44,450		704,088
Franklin Resources	4,500		635,625
Goldman Sachs Group	11,140		1,668,326
Invesco	18,460		494,543
JPMorgan Chase & Co.	106,384		5,204,305
Marsh & McLennan	28,190		1,046,977
MetLife	33,887		1,200,955
Moody's	40,770		1,959,406
Morgan Stanley	32,950		743,022
PNC Financial Services Group	14,000		873,460
Prudential Financial	13,770		765,199
T. Rowe Price Group	6,300		448,497
TD Ameritrade Holding	52,590		999,736
Wells Fargo & Co.	119,982		4,208,969
			40,207,224
Health Care--9.9%
Baxter International	17,880		1,208,688
Cigna	26,260		1,535,160
Covidien	24,681		1,568,971
Eli Lilly & Co.	37,340		2,041,004
Humana	6,970		475,772
Johnson & Johnson	55,137		4,196,477
McKesson	15,810		1,677,915
Merck & Co.	60,760		2,596,275

Mylan	33,380	e	988,382
Pfizer	266,087		7,282,801
Sanofi, ADR	20,470		966,389
Thermo Fisher Scientific	8,240		608,112
Zoetis	1,711		57,233
			25,203,179
Industrial--7.1%
ADT	13,347		639,188
Cummins	13,020		1,508,627
Eaton	41,150		2,550,066
FedEx	26,920		2,838,176
Fluor	17,200		1,064,680
General Electric	204,720		4,753,598
Honeywell International	22,290		1,562,529
J.B. Hunt Transport Services	7,900		549,208
Robert Half International	19,370		688,604
Tyco International	21,205		678,772
Union Pacific	8,540		1,170,919
			18,004,367
Information Technology--10.9%
Alliance Data Systems	5,040	c,e	799,798
Apple	5,201		2,295,721
Applied Materials	82,370		1,128,469
Broadcom, Cl. A	24,390		831,943
Ciena	52,810	e	804,824
Cisco Systems	195,600		4,078,260
Cognizant Technology Solutions,
Cl. A	9,070	e	696,304
Corning	36,520		460,517
EMC	114,410	e	2,632,574
Facebook, Cl. A	17,080		465,430
Google, Cl. A	670	e	536,804
International Business Machines	2,300		461,909
Juniper Networks	28,700	e	593,516
Oracle	106,150		3,636,699
QUALCOMM	50,150		3,291,345
SanDisk	22,680	e	1,142,845

Skyworks Solutions	32,650	e	695,445
Texas Instruments	59,690		2,051,545
Vishay Intertechnology	28,220	c,e	372,222
Xilinx	21,500		801,305
			27,777,475
Materials--2.3%
Celanese, Ser. A	8,740		409,469
Eastman Chemical	7,890		550,170
International Paper	25,670		1,129,737
LyondellBasell Industries, Cl. A	32,680		1,915,702
Monsanto	12,280		1,240,648
Packaging Corporation of America	12,910		539,380
			5,785,106
Utilities--.4%
NRG Energy	48,660		1,167,840
Total Common Stocks
(cost $157,408,443)			177,760,957

Other Investment--1.0%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $2,460,700)	2,460,700	[g]	2,460,700
Investment of Cash Collateral for
Securities Loaned--.7%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $1,769,219)	1,769,219	[g]	1,769,219
Total Investments (cost $233,211,718)	100.6%		256,368,586
Liabilities, Less Cash and Receivables	(.6%)		(1,483,803)
Net Assets	100.0%		254,884,783

ADR - American Depository Receipts
GO - General Obligation
REIT - Real Estate Investment Trust

a	Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2013, these securities were valued at $6,377,014 or 2.5% of net assets.
b	Variable rate security--interest rate subject to periodic change.
c	Security, or portion thereof, on loan. At February 28, 2013, the value of the fund's securities on loan was
$9,539,429 and the value of the collateral held by the fund was $9,758,385, consisting of cash collateral of
$1,769,219 and U.S. Government and Agency securities valued at $7,989,166.
d	The Federal Housing Finance Agency ("FHFA") placed Federal Home Loan Mortgage Corporation and Federal National
Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.
e	Non-income producing security.
f	Investment in real estate investment trust.
g	Investment in affiliated money market mutual fund.

At February 28, 2013, net unrealized appreciation on investments was $23,156,868 of which $26,277,748 related to appreciated investment securities and $3,120,880 related to depreciated investment securities. At February 28, 2013, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Common Stocks	69.1
U.S. Government Agencies/Mortgage-Backed	16.1
Corporate Bonds	9.4
Asset-Backed	1.7
Money Market Investments	1.7
Commercial Mortgage-Backed	1.6
Exchange-Traded Funds	.6
Foreign/Governmental	.2
Municipal Bonds	.2
Residential Mortgage-Backed	.0
100.6

† Based on net assets.

The following is a summary of the inputs used as of February 28, 2013 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted	Significant	Unobservable
Assets ($)	Quoted Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Asset-Backed	-	4,208,648	-	4,208,648
Commercial Mortgage-Backed	-	4,046,836	-	4,046,836
Corporate Bonds+	-	23,871,920	-	23,871,920
Equity Securities - Domestic Common Stocks+	172,434,882	-	-	172,434,882
Equity Securities - Foreign Common Stocks+	3,780,031	-	-	3,780,031
Foreign Government	-	509,584	-	509,584
Municipal Bonds	-	620,583	-	620,583
Mutual Funds	4,229,919	-	-	4,229,919
Exchange-Traded Funds	1,546,044	-	-	1,546,044
Residential Mortgage-Backed	-	83,100	-	83,100
U.S. Government Agencies/Mortgage-Backed	-	25,737,705	-	25,737,705
U.S. Treasury	-	15,299,334	-	15,299,334

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized within Level 1 of the fair value hierarchy.

Investments in debt securities excluding short-term investments (other than U.S. Treasury Bills) and financial futures (other than those traded on an exchange) are valued each business day by an independent pricing service (the “Service”) approved by the Board of Directors. Debt securities for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other debt securities are valued as determined by the Service, based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service approved by the Board of Directors. These securities are generally categorized within Level 2 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Directors. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers.

These securities are either categorized within Level 2 or 3 depending on the For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized within Level 3 of the fair value hierarchy.

Financial futures, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day. These securities are generally within Level 1 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit. The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.                        Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.                        Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Manager Funds II

By: /s/Bradley J. Skapyak
Bradley J. Skapyak President
Date:	April 25, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/Bradley J. Skapyak
Bradley J. Skapyak President
Date:	April 25, 2013

By: /s/James Windels
James Windels Treasurer
Date:	April 25, 2013

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)